Basis of Presentation, Recently Adopted Accounting Standards (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets [Abstract]
Less: Allowance for credit losses on loans	$ 50,248	$ 48,578	$ 46,032
Liabilities and Shareholders' Equity [Abstract]
Undivided Profits	446,503	425,069
Pre-CECL Adoption [Member]
Assets [Abstract]
Less: Allowance for credit losses on loans			44,267
Allowance for credit losses on securities			0
Liabilities and Shareholders' Equity [Abstract]
Tax Effect, net (included in other assets)			0
Total			44,285
Undivided Profits			349,056
Unfunded Loan Commitment [Member]
Assets [Abstract]
Less: Allowance for credit losses on loans	$ 1,762	$ 1,662	2,912
Unfunded Loan Commitment [Member] | Pre-CECL Adoption [Member]
Liabilities and Shareholders' Equity [Abstract]
Other liabilities (ACL unfunded loan commitments)			18
ASU 2016-13 [Member]
Assets [Abstract]
Less: Allowance for credit losses on loans			46,620
Allowance for credit losses on securities			0
Liabilities and Shareholders' Equity [Abstract]
Tax Effect, net (included in other assets)			0
Total			48,973
Undivided Profits			345,586
ASU 2016-13 [Member] | Unfunded Loan Commitment [Member]
Liabilities and Shareholders' Equity [Abstract]
Other liabilities (ACL unfunded loan commitments)			2,353
ASU 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Impact of Adoption [Member]
Assets [Abstract]
Less: Allowance for credit losses on loans			2,353
Allowance for credit losses on securities			0
Liabilities and Shareholders' Equity [Abstract]
Tax Effect, net (included in other assets)			(1,218)
Total			3,470
Undivided Profits			(3,470)
ASU 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Unfunded Loan Commitment [Member] | Impact of Adoption [Member]
Liabilities and Shareholders' Equity [Abstract]
Other liabilities (ACL unfunded loan commitments)			$ 2,335